Provision for rehabilitation and closure costs - Reconciliation (Details) - Provision for rehabilitation and closure costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 22,172	$ 19,037
Change in estimates	3,455	1,854
Accretion expense	2,703	2,191
Settled	(3,344)	(2,238)
Foreign exchange	1,701	1,328
Balance, end of year	26,687	22,172
MCSA Mining Complex
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	18,026
Balance, end of year	21,372	18,026
NX Gold
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	558
Balance, end of year	1,365	558
Xavantina
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	3,588
Balance, end of year	$ 3,950	$ 3,588